Dividends	6 Months Ended
Jun. 30, 2019
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Dividends

Note 18. Dividends

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2019, the shareholders approved a dividend of Ps. 7,437 that was paid 50% on May 3, 2019 and other 50% to be paid on November 1st, 2019. The corresponding payment to the non-controlling interest was Ps. 3,925.

For the six-month period ended June 30, 2019 and the year ended December 31, 2018, the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	June 30, 2019		December 31, 2018
FEMSA	Ps.	4,846	Ps.	9,220
Coca-Cola FEMSA (100% of dividend)		3,718		7,038

For the six-month period ended June 30, 2019 and the year ended December 31, 2018, the dividends declared and paid per share by the Company are as follows:

Series of shares	June 30, 2019		December 31, 2018
“B”	Ps.	0.48333	Ps.	0.45980
“D”		0.60417		0.57480